Shareholder Report, Line Graph (Details) 74200026500_Franklin Growth Allocation Fund_Class A_TSR Annual {Class A} - USD ($)												12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 20,289	$ 17,621	$ 14,985	$ 18,090	$ 15,540	$ 13,563	$ 11,126	$ 11,893	$ 9,957	$ 9,450	$ 23,898
MSCI All Country World Index-NR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value		24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Linked Franklin Growth Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Linked Franklin Growth Allocation Fund Benchmark-NR†
Accumulated Value		21,187	18,662	15,701	19,096	16,807	14,589	11,898	12,894	10,695	10,000	$ 25,322
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Multiverse Index
Accumulated Value		$ 10,706	$ 10,851	$ 10,233	$ 12,184	$ 12,759	$ 11,703	$ 10,924	$ 11,075	$ 10,284	$ 10,000	$ 11,607

[1]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.